Summary of significant accounting policies - Expected Credit Loss (Details) - EUR (€) € in Thousands	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Financial instruments
Trade receivables	€ 4,211	€ 5,270	€ 5,093
Gross carrying amount
Financial instruments
Trade receivables	4,408	5,333
Impairment loss allowance
Financial instruments
Trade receivables	€ 197	€ 63
Grade 1 to 4, Low Risk
Financial instruments
Probability of default	0.20%	0.20%
Trade receivables	€ 1,727	€ 3,269
Grade 1 to 4, Low Risk | Gross carrying amount
Financial instruments
Trade receivables	1,730	3,274
Grade 1 to 4, Low Risk | Impairment loss allowance
Financial instruments
Trade receivables	€ 3	€ 5
Grade 5 to 7, Fair Risk
Financial instruments
Probability of default	1.30%	1.30%
Trade receivables	€ 1,938	€ 1,652
Grade 5 to 7, Fair Risk | Gross carrying amount
Financial instruments
Trade receivables	1,964	1,674
Grade 5 to 7, Fair Risk | Impairment loss allowance
Financial instruments
Trade receivables	€ 26	€ 22
Grade 8 to 9, Substandard
Financial instruments
Probability of default	7.00%	7.00%
Trade receivables	€ 417	€ 338
Grade 8 to 9, Substandard | Gross carrying amount
Financial instruments
Trade receivables	448	363
Grade 8 to 9, Substandard | Impairment loss allowance
Financial instruments
Trade receivables	€ 31	€ 25
Grade 10 Doubtful
Financial instruments
Probability of default	25.00%	25.00%
Trade receivables	€ 129	€ 11
Grade 10 Doubtful | Gross carrying amount
Financial instruments
Trade receivables	172	14
Grade 10 Doubtful | Impairment loss allowance
Financial instruments
Trade receivables	€ 43	€ 3
Grade 11 Loss
Financial instruments
Probability of default	100.00%	100.00%
Grade 11 Loss | Gross carrying amount
Financial instruments
Trade receivables	€ 94	€ 8
Grade 11 Loss | Impairment loss allowance
Financial instruments
Trade receivables	€ 94	€ 8